Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000190386 | Visa8341033
Holdings [Line Items]
Percent of Total Investments	9.90%
C000190386 | Booking Holdings8341018
Holdings [Line Items]
Percent of Total Investments	6.70%
C000190386 | Microsoft8341026
Holdings [Line Items]
Percent of Total Investments	6.40%
C000190386 | Philip Morris International8341030
Holdings [Line Items]
Percent of Total Investments	5.70%
C000190386 | ASML Holding8341035
Holdings [Line Items]
Percent of Total Investments	5.50%
C000190386 | Autodesk8341016
Holdings [Line Items]
Percent of Total Investments	4.20%
C000190386 | Intuit8341024
Holdings [Line Items]
Percent of Total Investments	4.20%
C000190386 | Alphabet8341015
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190386 | Beiersdorf8341040
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190386 | Moody's8341028
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190386 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190386 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190386 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190386 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190386 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190386 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190386 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000205130 | Visa8341033
Holdings [Line Items]
Percent of Total Investments	9.90%
C000205130 | Booking Holdings8341018
Holdings [Line Items]
Percent of Total Investments	6.70%
C000205130 | Microsoft8341026
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205130 | Philip Morris International8341030
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205130 | ASML Holding8341035
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205130 | Autodesk8341016
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205130 | Intuit8341024
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205130 | Alphabet8341015
Holdings [Line Items]
Percent of Total Investments	4.10%
C000205130 | Beiersdorf8341040
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205130 | Moody's8341028
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205130 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205130 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205130 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205130 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205130 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000205130 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205130 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000229635 | SAP8341059
Holdings [Line Items]
Percent of Total Investments	8.90%
C000229635 | Constellation Software8341051
Holdings [Line Items]
Percent of Total Investments	6.20%
C000229635 | Mastercard8341046
Holdings [Line Items]
Percent of Total Investments	6.10%
C000229635 | London Stock Exchange Group8341067
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229635 | EssilorLuxottica8341062
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229635 | Taiwan Semiconductor Manufacturing8341076
Holdings [Line Items]
Percent of Total Investments	4.50%
C000229635 | Wolters Kluwer8341075
Holdings [Line Items]
Percent of Total Investments	4.30%
C000229635 | L'Oreal8341064
Holdings [Line Items]
Percent of Total Investments	3.60%
C000229635 | Philip Morris International8341047
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229635 | Alcon8341053
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229635 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229635 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000229635 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229635 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000229635 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000229635 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000229635 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229635 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229635 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229635 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229635 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000229635 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000205962 | Taiwan Semiconductor Manufacturing8266260
Holdings [Line Items]
Percent of Total Investments	11.50%
C000205962 | Tencent Holdings8266135
Holdings [Line Items]
Percent of Total Investments	5.60%
C000205962 | Meituan8266123
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205962 | Xiaomi8266144
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205962 | Reliance Industries8266194
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205962 | Samsung Electronics8266216
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205962 | Hon Hai Precision Industry8266255
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205962 | Ping An Insurance Group of China8266129
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205962 | SK Hynix8266219
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205962 | ICICI Bank8266170
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205962 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000205962 | China
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000205962 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000205962 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205962 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205962 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205962 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205962 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205962 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205962 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205962 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205962 | India
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000205963 | Taiwan Semiconductor Manufacturing8266260
Holdings [Line Items]
Percent of Total Investments	11.50%
C000205963 | Tencent Holdings8266135
Holdings [Line Items]
Percent of Total Investments	5.60%
C000205963 | Meituan8266123
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205963 | Xiaomi8266144
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205963 | Reliance Industries8266194
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205963 | Samsung Electronics8266216
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205963 | Hon Hai Precision Industry8266255
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205963 | Ping An Insurance Group of China8266129
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205963 | SK Hynix8266219
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205963 | ICICI Bank8266170
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205963 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000205963 | China
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000205963 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000205963 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205963 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205963 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205963 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205963 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205963 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205963 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205963 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205963 | India
Holdings [Line Items]
Percent of Net Asset Value	17.80%